Capital Bank Financial Corp.

121 Alhambra Plaza, Suite 1601

Coral Gables, FL 33134

November 13, 2012

VIA EDGAR AND OVERNIGHT DELIVERY

Ms. Kathryn McHale

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Capital Bank Financial Corp.
Registration Statement on Form S-1
Filed November 1, 2012
File No. 333-184714

Dear Ms. McHale:

On behalf of Capital Bank Financial Corp., a Delaware corporation (the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, and the rules promulgated thereunder, please find enclosed for filing with the Securities and Exchange Commission (the “Commission”) a complete copy of Amendment No. 1 (“Amendment No. 1”) to the above-captioned Registration Statement on Form S-1 of the Company (the “Registration Statement”).

Amendment No. 1 reflects certain revisions of the Registration Statement in response to the comment letter dated November 9, 2012 from the staff of the Commission (the “Staff”). Amendment No. 1 also includes other changes that are intended to update, clarify and render more complete the information contained therein.

For the convenience of the Staff, each of the Staff’s comments is reproduced below and is followed by the corresponding response of the Company. Unless otherwise indicated, capitalized terms used herein have the meanings assigned to them in the Registration Statement. All page references in the responses set forth below refer to pages of Amendment No. 1.

General

1.	Please include a recent developments section if the third quarter had an adverse impact on the results of operations or financial condition. Otherwise, please include a statement in the acceleration request that the third quarter resulted in no adverse impact on the results of operations or financial condition

Ms. Kathryn McHale

United States Securities and Exchange Commission

Response: The Company respectfully advises the Staff that it has included a statement in the acceleration request that the third quarter resulted in no adverse impact on the results of operations or financial condition of the Company.

Security Ownership of Certain Beneficial Owners, Management and Selling Stockholders, page 183

2.	We restate prior comment 9. With respect to each selling stockholder that is not a natural person, please revise to identify the natural person or persons who exercise sole or shared voting and/or dispositive powers over the securities.

Response: In response to the Staff’s comment, the Company has revised pages 185 through 186 of Amendment No. 1 to identify, for each entity that is a selling stockholder, each person or persons who have voting or investment control over the Company’s securities that the entity owns.

3.	Please revise the table on page 184 to include a column showing the percentage of shares that each selling shareholder would own if all shares that may be sold are sold.

Response: In response to the Staff’s comment, the Company has revised page 184 of Amendment No. 1 to include a column showing the percentage of shares that each selling stockholder would own if all shares that may be sold are sold.

*        *        *        *        *         *

The Company acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Ms. Kathryn McHale

United States Securities and Exchange Commission

The Company hopes that the foregoing has been responsive to the Staff’s comments. If you have any questions related to this letter, please contact David Shapiro at (212) 403-1314.

Sincerely,

/s/ Christopher G. Marshall
Christopher G. Marshall
Chief Financial Officer

cc:	David E Shapiro, Esq.
Mark F. Veblen, Esq.
Wachtell, Lipton, Rosen & Katz
51 West 52nd Street
New York, NY 10019